Schedule of General and Administrative Expenses (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule Of General Administrative And Other Operating Expenses [Line Items]
Depreciation	$ 2,666	$ 4,938	$ 8,435	$ 13,668	$ 17,246	$ 16,373
General and administrative expenses	304,516	14,081	1,120,008	45,390	92,018	65,113
General and Administrative Expenses [Member]
Schedule Of General Administrative And Other Operating Expenses [Line Items]
Professional services	88,935	1,337	214,536	5,488	35,063	3,761
Legal fees	201,454	1,410	206,449	5,275	5,323	2,237
Travel	9,504		12,423	4,591	14,592	23,306
Depreciation	1,446	5,188	4,720	10,460	10,646	12,404
Other	$ 3,177	$ 6,146	6,491	$ 19,576	$ 26,394	$ 23,405
Share based compensation			$ 675,389